Leases Disclosure of amounts included in the Income Statements relating to leases (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Presentation of leases for lessee [abstract]
Depreciation, right-of-use assets	R 80	R 45
Interest expense on lease liabilities	13	8
Expense relating to short-term leases for which recognition exemption has been used	187	96
Expense relating to leases of low-value assets for which recognition exemption has been used	15	19
Expense relating to variable lease payments not included in measurement of lease liabilities	R 883	R 690
percentage of lease payments	76.00%